Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Write-down of inventories to their net realizable value	$ 58,600	$ 95,385